Reconciliation of Federal Statutory Income Tax Rate of 34 Percent to Effective Income Tax Rate (Detail)	12 Months Ended
	May 31, 2014	May 31, 2013
Schedule Of Income Taxes [Line Items]
Income tax provision at statutory rate	34.00%	34.00%
State income taxes, net	0.40%	5.10%
Rate change	(9.60%)	0.00%
Other	0.00%	0.00%
Valuation allowance	(24.80%)	(39.10%)
Total	0.00%	0.00%